Warrant liabilities, Government Warrants- Warrant liability is measured at fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant liabilities
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of warrant liabilities
Settlement			¥ (191,569)
ECARX Warrants
Warrant liabilities
Fair value as at beginning		¥ 0	80,270
Addition RMB	¥ 0	13,172	0
Change in fair value included in losses			111,299
Warrants and Rights Outstanding, Foreign Exchange Translations	¥ 316	¥ 127	0
Fair value as at end			¥ 0